CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 577,691	$ 356,057	$ 1,489,450	$ 872,594	$ 1,348,491	$ 628,829
Cost of revenue	363,940	590,871	1,530,393	1,164,477	1,588,693	890,005
Gross income (loss)	213,751	(234,814)	(40,943)	(291,883)	(240,202)	(261,176)
Operating expense:
Sales, general and administration	900,278	1,862,228	2,788,147	2,274,393	3,560,555	959,504
Loss from operations	(686,527)	(2,097,042)	(2,829,090)	(2,566,276)	(3,800,757)	(1,220,680)
Other income (expense):
Interest income	4	3	8	182	185	1,973
Interest expense	(82,122)	(73,707)	(569,099)	(80,474)	(255,333)
Loss on extinguishment of debt			(571,122)
Warrant liability valuation, net	7,166,847		(5,673,013)
Other income (expense), net	7,084,729	(73,704)	(6,813,226)	(80,292)	(255,148)	1,973
Income (loss) before income taxes	6,398,202	(2,170,746)	(9,642,316)	(2,646,568)	(4,055,905)	(1,218,707)
(Provision) benefit for income taxes
Net income (loss)	$ 6,398,202	$ (2,170,746)	$ (9,642,316)	$ (2,646,568)	$ (4,055,905)	$ (1,218,707)
Net income (loss) per share, basic and diluted	$ 0.14	$ (0.06)	$ (0.23)	$ (0.09)	$ (0.13)	$ (0.05)
Weighted average shares used in calculation of basic and diluted net income (loss) per share	44,750,634	34,244,506	41,864,799	30,843,566	32,365,036	24,770,195